MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                               Semi-Annual Report
                                  June 30, 2001

Dear Policyowner:

      We are pleased to send you the 2001 Semi-Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P Mid-Cap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2001, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) .....................   + 1.5%
      Investment Company All America Fund .........................   -11.0%
      Investment Company Equity Index Fund ........................   - 7.8%
      Investment Company Mid-Cap Equity Index Fund ................   - 0.2%
      Investment Company Bond Fund ................................   + 4.8%
      Investment Company Short-Term Bond Fund .....................   + 3.0%
      Investment Company Mid-Term Bond Fund .......................   + 4.7%
      Investment Company Composite Fund ...........................   - 5.1%
      Investment Company Aggressive Equity Fund ...................   - 7.2%
      Scudder Bond Fund ...........................................   + 1.6%
      Scudder Capital Growth Fund .................................   -13.3%
      Scudder International Fund ..................................   -19.3%
      American Century VP Capital Appreciation Fund ...............   -15.0%
      Calvert Social Balanced Fund ................................   - 4.0%
      Fidelity VIP Equity-Income Fund .............................   - 1.8%
      Fidelity VIP II Contrafund ..................................   -10.7%
      Fidelity VIP II Asset Manager Fund ..........................   - 4.4%

----------
(1) The seven-day net annualized effective yield as of 8/14/01 was 1.6% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. Deductions made for the cost of insurance, however, are not reflected in the above results. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt

                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Separate Account No. 3 ............   1

   Statement of Assets and Liabilities ....................................   5

   Statement of Operations ................................................   7

   Statements of Changes in Net Assets ....................................   9

   Notes to Financial Statements ..........................................  12

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                           Investment Company
                                                   ------------------------------------------------------------------
                                                    Money           All           Equity       Mid-Cap
                                                    Market        America          Index     Equity Index     Bond
                                                     Fund          Fund            Fund         Fund          Fund
                                                   --------      ----------      --------    ------------    --------
ASSETS:
Investments in Mutual of America Investment
Corporation at market value
   (Cost:
   Money Market Fund -- $22,507
   All America Fund -- $1,570,583
   Equity Index Fund -- $808,263
   Mid-Cap Equity Index Fund -- $330,976
   Bond Fund -- $131,167)
   (Notes 1 and 2) ............................      22,677      $1,091,688      $645,131      $328,306      $135,336
Due From (To) General Account .................      (3,085)        (80,630)      (14,021)       (2,285)      (96,342)
                                                    -------      ----------      --------      --------      --------
NET ASSETS ....................................     $19,592      $1,011,058      $631,110      $326,021      $ 38,994
                                                    =======      ==========      ========      ========      ========
UNIT VALUE AT JUNE 30, 2001 (Note 4) ..........     $  2.26      $     8.46      $   2.85      $   1.28      $   3.49
                                                    =======      ==========      ========      ========      ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 4) .....................       8,658         119,503       221,561       253,938        11,184
                                                    =======      ==========      ========      ========      ========

                                                                                       Investment Company
                                                               -----------------------------------------------------------------
                                                                                                                     Aggressive-
                                                               Short-Term         Mid-Term         Composite           Equity
                                                                Bond Fund        Bond Fund           Fund               Fund
                                                               ----------        ---------         ---------         -----------
ASSETS:
Investments in Mutual of America Investment
Corporation at market value
   (Cost:
   Short-Term Bond Fund -- $11,626
   Mid-Term Bond Fund -- $14,273
   Composite Fund -- $748,978
   Aggressive Equity Fund -- $916,191)
   (Notes 1 and 2) .....................................         $11,829          $14,582          $ 612,715          $ 705,145
Due From (To) General Account ..........................          (7,230)          (7,125)          (437,389)          (203,230)
                                                                 -------          -------          ---------          ---------
NET ASSETS .............................................         $ 4,599          $ 7,457          $ 175,326          $ 501,915
                                                                 =======          =======          =========          =========
UNIT VALUE AT JUNE 30, 2001 (Note 4) ...................         $  1.42          $  1.45          $    5.27          $    2.60
                                                                 =======          =======          =========          =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 4) ..............................           3,249            5,155             33,288            192,814
                                                                 =======          =======          =========          =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                                                                       American
                                                                                      Scudder                           Century
                                                                      -------------------------------------------     ------------
                                                                                      Capital                          VP Capital
                                                                         Bond          Growth       International     Appreciation
                                                                         Fund           Fund            Fund              Fund
                                                                      ---------       ---------     -------------     ------------
ASSETS:
Investments in Scudder Portfolios and
American Century VP Capital Appreciation
Fund at market value
   (Cost:
   Scudder Bond Fund -- $10,637
   Scudder Capital Growth Fund -- $1,265,849
   Scudder International Fund -- $350,746
   American Century VP Capital
     Appreciation Fund -- $226,469)
   (Notes 1 and 2) ...........................................        $  10,668       $ 931,750       $ 227,732         $ 149,828
Due From (To) General Account ................................              156         (47,886)        (30,356)              470
                                                                      ---------       ---------       ---------         ---------
NET ASSETS ...................................................        $  10,824       $ 883,864       $ 197,376         $ 150,298
                                                                      =========       =========       =========         =========
UNIT VALUE AT JUNE 30, 2001 (Note 4) .........................        $   14.22       $   37.43       $   16.23         $   16.08
                                                                      =========       =========       =========         =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 4) ....................................              761          23,615          12,163             9,348
                                                                      =========       =========       =========         =========

                                                                  Calvert                              Fidelity
                                                                 ---------          ---------------------------------------------
                                                                  Social                VIP            VIP II          VIP II
                                                                 Balanced           Equity-Income      Contra       Asset Manager
                                                                   Fund                 Fund            Fund            Fund
                                                                 ---------          -------------     ---------     -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio
and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced
     Fund -- $71,065 VIP
   Equity-Income Fund -- $247,476
   VIP II Contra Fund -- $669,225
   VIP II Asset Manager
     Fund -- $178,349)
   (Notes 1 and 2) ....................................          $  65,049            $ 242,383       $ 576,096       $ 170,553
Due From (To) General Account .........................                276                1,242           8,301          (1,924)
                                                                 ---------            ---------       ---------       ---------
NET ASSETS ............................................          $  65,325            $ 243,625       $ 584,397       $ 168,629
                                                                 =========            =========       =========       =========
UNIT VALUE AT JUNE 30, 2001 (Note 4) ..................          $    3.12            $   34.16       $   26.67       $   24.14
                                                                 =========            =========       =========       =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 4) .............................             20,954                7,132          21,913           6,984
                                                                 =========            =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

                                                             Investment Company
                                             ------------------------------------------------
                                                                                     Mid-Cap
                                           Money Market  All America  Equity Index Equity Index
                                              Fund          Fund         Fund         Fund
                                             ---------    ---------    ---------    ---------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................   $      --    $      --    $      --    $      --
                                             ---------    ---------    ---------    ---------
Expenses (Note 3):
   Fees and administrative expenses ......         225        6,342        3,877        1,329
NET INVESTMENT INCOME (LOSS) .............        (225)      (6,342)      (3,877)      (1,329)
                                             ---------    ---------    ---------    ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments          (5)     (34,549)      (9,026)        (901)
   Net unrealized appreciation
     (depreciation) of investments .......         573      (83,332)     (37,471)       7,308
                                             ---------    ---------    ---------    ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............         568     (117,881)     (46,497)       6,407
                                             ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............   $     343    $(124,223)   $ (50,374)   $   5,078
                                             =========    =========    =========    =========

                                                                           Investment Company
                                             --------------------------------------------------------------------
                                                                                                        Aggressive
                                              Bond         Short-Term      Mid-Term       Composite       Equity
                                              Fund          Bond Fund      Bond Fund        Fund           Fund
                                             --------       --------       --------       --------       --------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ....................      $     --       $     --       $     --       $     --       $     --
                                             --------       --------       --------       --------       --------
Expenses (Note 3):
   Fees and administrative expenses ...         1,174             64            103          3,586          2,923
                                             --------       --------       --------       --------       --------
NET INVESTMENT INCOME (LOSS) ..........        (1,174)           (64)          (103)        (3,586)        (2,923)
                                             --------       --------       --------       --------       --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain on investments ...            29              1              6         (7,969)        (1,853)
   Net unrealized appreciation
     (depreciation) of investments ....         7,287            446            659        (18,635)       (42,453)
                                             --------       --------       --------       --------       --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .........         7,316            447            665        (26,604)       (44,306)
                                             --------       --------       --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........      $  6,142       $    383       $    562       $(30,190)      $(47,229)
                                             ========       ========       ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                                American
                                                                 Scudder                        Century
                                                -----------------------------------------      ----------
                                                                Capital                        VP Capital
                                                  Bond           Growth      International    Appreciation
                                                  Fund            Fund            Fund            Fund
                                                ---------       ---------       ---------       ---------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................      $     422       $ 115,296       $  44,182       $  52,834
                                                ---------       ---------       ---------       ---------
Expenses (Note 3):
   Fees and administrative expenses ......            154           4,317           1,116             736
                                                ---------       ---------       ---------       ---------
NET INVESTMENT INCOME (LOSS) .............            268         110,979          43,066          52,098
                                                ---------       ---------       ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments              7          (5,200)         (1,644)         (6,331)
   Net unrealized appreciation
     (depreciation) of investments .......           (242)       (235,312)        (92,577)        (71,880)
                                                ---------       ---------       ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............           (235)       (240,512)        (94,221)        (78,211)
                                                ---------       ---------       ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............      $      33       $(129,533)      $ (51,155)      $ (26,113)
                                                =========       =========       =========       =========

                                                 Calvert                    Fidelity
                                                --------       --------------------------------------
                                                 Social          VIP           VIP II        VIP II
                                                Balanced     Equity-Income     Contra     Asset Manager
                                                  Fund           Fund           Fund          Fund
                                                --------       --------       --------       --------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................      $     --       $ 14,211       $ 18,484       $  4,324
                                                --------       --------       --------       --------
Expenses (Note 3):
   Fees and administrative expenses ......           506          2,234          2,926            975
                                                --------       --------       --------       --------
NET INVESTMENT INCOME (LOSS) .............          (506)        11,977         15,558          3,349
                                                --------       --------       --------       --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments          (275)           (31)        (2,853)          (396)
   Net unrealized appreciation
     (depreciation) of investments .......        (1,606)       (16,159)       (72,762)        (6,193)
                                                --------       --------       --------       --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............        (1,881)       (16,190)       (75,615)        (6,589)
                                                --------       --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............      $ (2,387)      $ (4,213)      $(60,057)      $ (3,240)
                                                ========       ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                       ------------------------------------------------------------------------------------------
                                           Money Market Fund                All America Fund                Equity Index Fund
                                       --------------------------    ---------------------------      ---------------------------
                                      For the Six      For the        For the Six      For the        For the Six      For the
                                      Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                     June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                      (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                      -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..    $      (225)    $       698     $    (6,342)    $   239,290     $    (3,877)    $    57,646
   Net realized gain (loss) on
     investments .................             (5)              9         (34,549)         (3,365)         (9,026)           (431)
   Net unrealized appreciation
     (depreciation) of investments            573            (403)        (83,332)       (395,563)        (37,471)       (125,661)
                                      -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in
   net assets resulting
   from operations ...............            343             304        (124,223)       (159,638)        (50,374)        (68,446)
                                      -----------     -----------     -----------     -----------     -----------     -----------
From Unit Transactions:
   Contributions .................          2,602           3,342         156,443         156,312         103,845         119,384
   Withdrawals ...................             (3)         (4,211)         (8,519)        (10,424)         (9,942)        (11,679)
   Net transfers .................         (1,700)         18,915        (104,832)      1,105,939         (53,257)        601,579
                                      -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) from
   unit transactions .............            899          18,046          43,092       1,251,827          40,646         709,284
                                      -----------     -----------     -----------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ....................          1,242          18,350         (81,131)      1,092,189          (9,728)        640,838
NET ASSETS:
Beginning of Period ..............         18,350              --       1,092,189              --         640,838              --
                                      -----------     -----------     -----------     -----------     -----------     -----------
End of Period ....................    $    19,592     $    18,350     $ 1,011,058     $ 1,092,189     $   631,110     $   640,838
                                      ===========     ===========     ===========     ===========     ===========     ===========

                                                                           Investment Company
                                       ------------------------------------------------------------------------------------------
                                             Mid-Cap Equity
                                               Index Fund                      Bond Fund                  Short-Term Bond Fund
                                       --------------------------    ---------------------------      ---------------------------
                                      For the Six      For the        For the Six      For the        For the Six      For the
                                      Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                     June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                      (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                      -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..      $  (1,329)      $  14,301       $  (1,174)      $   7,857       $     (64)      $     587
   Net realized gain (loss) on
     investments .................           (901)             (4)             29              57               1               1
   Net unrealized appreciation
     (depreciation) of investment           7,308          (9,978)          7,287          (3,118)            446            (243)
                                        ---------       ---------       ---------       ---------       ---------       ---------
Net Increase (Decrease) in
   net assets resulting
   from operations ...............          5,078           4,319           6,142           4,796             383             345
                                        ---------       ---------       ---------       ---------       ---------       ---------
From Unit Transactions:
   Contributions .................         43,303          22,421           7,780          10,495             678             837
   Withdrawals ...................             --              --              --            (685)             --              --
   Net transfers .................         21,930         228,970          (5,168)         15,634            (535)          2,891
                                        ---------       ---------       ---------       ---------       ---------       ---------
Net Increase (Decrease) from
   unit transactions .............         65,233         251,391           2,612          25,444             143           3,728
                                        ---------       ---------       ---------       ---------       ---------       ---------
NET INCREASE (DECREASE) IN
  NET ASSETS .....................         70,311         255,710           8,754          30,240             526           4,073
NET ASSETS:
Beginning of Period ..............        255,710              --          30,240              --           4,073              --
                                        ---------       ---------       ---------       ---------       ---------       ---------
End of Period ....................      $ 326,021       $ 255,710       $  38,994       $  30,240       $   4,599       $   4,073
                                        =========       =========       =========       =========       =========       =========

----------
* Commenced operations April 3, 2000.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                       ------------------------------------------------------------------------------------------
                                           Mid-Term Bond Fund               Composite Fund              Aggressive Equity Fund
                                       --------------------------    ---------------------------      ---------------------------
                                      For the Six      For the        For the Six      For the        For the Six      For the
                                      Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                     June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                      (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                      -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (103)      $     555       $  (3,586)      $  97,352       $  (2,923)      $ 121,592
   Net realized gain (loss) on
     investments ..............              6               2          (7,969)         (3,813)         (1,853)         (1,293)
   Net unrealized appreciation
     (depreciation)
     of investments ...........            659            (350)        (18,635)       (117,628)        (42,453)       (168,593)
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net Increase (Decrease) in
   net assets resulting
   from operations ............            562             207         (30,190)        (24,089)        (47,229)        (48,294)
                                     ---------       ---------       ---------       ---------       ---------       ---------
From Unit Transactions:
   Contributions ..............          2,064           1,908          46,830          65,033          67,673          54,903
   Withdrawals ................             --              --         (10,937)           (895)         (2,226)        (16,516)
   Net transfers ..............            423           2,293         (10,169)        139,743              12         493,592
                                     ---------       ---------       ---------       ---------       ---------       ---------
Net Increase (Decrease) from
  unit transactions ...........          2,487           4,201          25,724         203,881          65,459         531,979
                                     ---------       ---------       ---------       ---------       ---------       ---------
NET INCREASE (DECREASE) IN
  NET ASSETS ..................          3,049           4,408          (4,466)        179,792          18,230         483,685
NET ASSETS:
Beginning of Period ...........          4,408              --         179,792              --         483,685              --
                                     ---------       ---------       ---------       ---------       ---------       ---------
End of Period .................      $   7,457       $   4,408       $ 175,326       $ 179,792       $ 501,915       $ 483,685
                                     =========       =========       =========       =========       =========       =========

                                                                               Scudder
                                       ------------------------------------------------------------------------------------------
                                               Bond Fund                 Capital Growth Fund              International Fund
                                       --------------------------    ---------------------------      ---------------------------
                                      For the Six      For the        For the Six      For the        For the Six      For the
                                      Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                     June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                      (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                      -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...   $    268       $  (167)        $ 110,979       $    (4,876)    $  43,066       $  (1,206)
   Net realized gain (loss) on
    investments ...................          7            --            (5,200)             (355)       (1,644)           (512)
   Net unrealized appreciation
     (depreciation)
     of investments ...............       (242)          273          (235,312)          (98,787)      (92,577)        (30,437)
                                      --------       -------         ---------       -----------     ---------       ---------
Net Increase (Decrease) in
   net assets resulting
   from operations ................         33           106          (129,533)         (104,018)      (51,155)        (32,155)
                                      --------       -------         ---------       -----------     ---------       ---------
From Unit Transactions:
   Contributions ..................      2,624         3,221            91,318           100,245        23,115          27,780
   Withdrawls .....................         --            --            (7,331)           (4,461)       (1,169)         (6,674)
   Net Transfers ..................        789         4,051           (14,806)          952,450           611         237,023
                                      --------       -------         ---------       -----------     ---------       ---------
Net Increase (Decrease) from
   unit transactions ..............      3,413         7,272            69,181       $ 1,048,234        22,557         258,129
                                      --------       -------         ---------       -----------     ---------       ---------
NET INCREASE (DECREASE) IN
  NET ASSETS ......................      3,446         7,378           (60,352)          944,216       (28,598)        225,974
NET ASSETS:
Beginning of Period ...............      7,378            --           944,216                --       225,974              --
                                      --------       -------         ---------       -----------     ---------       ---------
End of Period .....................   $ 10,824       $ 7,378         $ 883,864       $   944,216     $ 197,376       $ 225,974
                                      ========       =======         =========       ===========     =========       =========

----------
* Commenced operations April 3, 2000.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                             American Century                  Calvert
                                       ---------------------------- ----------------------------
                                       VP Capital Appreciation Fund     Social Balanced Fund
                                       ---------------------------- ----------------------------
                                         For the Six     For the     For the Six      For the
                                        Months Ended   Year Ended   Months Ended    Year Ended
                                        June 30, 2001  December 31,  June 30, 2001  December 31,
                                         (Unaudited)      2000*      (Unaudited)       2000*
                                       -------------  ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...     $  52,098      $    (815)     $   (506)     $  2,186
   Net realized gain (loss) on
     investments ..................        (6,331)           117          (275)           26
   Net unrealized appreciation
     (depreciation)
     of investments ...............       (71,880)        (4,761)       (1,606)       (4,410)
                                        ---------      ---------      --------      --------
Net Increase (Decrease) in net
     assets resulting
     from operations ..............       (26,113)        (5,459)       (2,387)       (2,198)
                                        ---------      ---------      --------      --------
From Unit Transactions:
   Contributions ..................        20,183         13,358        19,489        15,657
   Withdrawals ....................        (1,200)        (2,168)         (687)       (5,563)
   Net transfers ..................       (10,557)       162,254        (7,489)       48,503
                                        ---------      ---------      --------      --------
Net Increase (Decrease) from
   unit transactions ..............         8,426        173,444        11,313        58,597
                                        ---------      ---------      --------      --------
NET INCREASE (DECREASE) IN
  NET ASSETS ......................       (17,687)       167,985         8,926        56,399
NET ASSETS:
Beginning of Period ...............       167,985             --        56,399            --
                                        ---------      ---------      --------      --------
End of Period .....................     $ 150,298      $ 167,985      $ 65,325      $ 56,399
                                        =========      =========      ========      ========

                                                                                Fidelity
                                       ------------------------------------------------------------------------------------------
                                                   VIP                         VIP II                           VIP II
                                           Equity-Income Fund                Contra Fund                  Asset Manager Fund
                                       --------------------------    ---------------------------      ---------------------------
                                      For the Six      For the        For the Six      For the        For the Six      For the
                                      Months Ended    Year Ended      Months Ended    Year Ended      Months Ended    Year Ended
                                     June 30, 2001   December 31,    June 30, 2001   December 31,    June 30, 2001   December 31,
                                      (Unaudited)        2000*        (Unaudited)        2000*        (Unaudited)        2000*
                                      -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..... $  11,977      $  (2,519)      $  15,558       $  (3,132)      $   3,349       $   (959)
   Net realized gain (loss) on
     investments ....................       (31)            10          (2,853)            (54)           (396)           (52)
   Net unrealized appreciation
     (depreciation)
     of investments .................   (16,159)        11,066         (72,762)        (20,366)         (6,193)        (1,603)
                                      ---------      ---------       ---------       ---------       ---------       --------
Net Increase (Decrease) in net
   assets resulting
   from operations ..................    (4,213)         8,557         (60,057)        (23,552)         (3,240)        (2,614)
                                      ---------      ---------       ---------       ---------       ---------       --------
From Unit Transactions:
   Contributions ....................    45,251         55,321         104,913          93,980         109,217         20,097
   Withdrawals ......................    (3,384)        (8,217)         (4,714)         (9,910)         (3,556)        (1,608)
   Net Transfers ....................   (17,443)       167,753         (22,183)        505,920          (9,932)        60,265
                                      ---------      ---------       ---------       ---------       ---------       --------
Net Increase (Decrease)
   from unit transactions ...........    24,424        214,857          78,016         589,990          95,729         78,754
                                      ---------      ---------       ---------       ---------       ---------       --------
NET INCREASE (DECREASE) IN
  NET ASSETS ........................    20,211        223,414          17,959         566,438          92,489         76,140
NET ASSETS:
Beginning of Period .................   223,414             --         566,438              --          76,140             --
                                      ---------      ---------       ---------       ---------       ---------       --------
End of Period ....................... $ 243,625      $ 223,414       $ 584,397       $ 566,438       $ 168,629       $ 76,140
                                      =========      =========       =========       =========       =========       ========

----------
* Commenced operations April 3, 2000.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. The Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"), in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2001 are as follows:

                                                          Number of    Net Asset
                                                           Shares        Value
                                                          ---------    --------
Investment Company Funds:
   Money Market Fund: ...............................       18,371      $ 1.23
   All America Fund .................................      478,934        2.28
   Equity Index Fund ................................      291,956        2.21
   Mid-Cap Equity Index Fund ........................      270,172        1.22
   Bond Fund ........................................       97,774        1.38
   Short-Term Bond Fund .............................       11,289        1.05
   Mid-Term Bond Fund ...............................       16,148        0.90
   Composite Fund ...................................      400,298        1.53
   Aggressive Equity Fund ...........................      428,824        1.64
Scudder Portfolios:
   Bond Portfolio ...................................        1,596        6.69
   Capital Growth Portfolio -- Class "A" ............       52,495       17.75
   International Portfolio -- Class "A" .............       24,024        9.48

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS (CONTINUED)

                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   ---------
American Century VP Capital Appreciation Fund .........     16,761      $ 8.94
Calvert Social Balanced Portfolio .....................     33,531        1.94
Fidelity Portfolios:
   Equity-Income -- "Initial" Class ...................     10,219       23.72
   Contrafund -- "Initial" Class ......................     27,886       20.66
   Asset Manager -- "Initial" Class ...................     11,691       14.59

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 2001 and the period April 3, 2000 (commencement of operations) to December 31, 2000:

                                                       Investment Company
                                   -------------------------------------------------------------
                                          Money                All                 Equity
                                         Market              America                Index
                                          Fund                Fund                  Fund
                                   -----------------   -------------------   -------------------
                                     2001      2000      2001       2000       2001       2000
                                   -------   -------   --------   --------   --------   --------
Unit value, beginning of period    $ 2.22    $ 2.13    $   9.46   $  10.97   $   3.07   $   3.48
                                   ------    ------    --------   --------   --------   --------
Unit value, end of period ......   $ 2.26    $ 2.22    $   8.46   $   9.46   $   2.85   $   3.07
                                   ======    ======    ========   ========   ========   ========
Units outstanding, end of period    8,658     8,275     119,503    115,511    221,561    208,558
                                   ======    ======    ========   ========   ========   ========

                                                      Investment Company
                                  -----------------------------------------------------------
                                         Mid-Cap                               Short-Term
                                      Equity Index             Bond               Bond
                                          Fund                 Fund               Fund
                                  --------------------   ----------------   -----------------
                                    2001        2000       2001     2000     2001      2000
                                  --------    --------   -------   ------   -------   -------
Unit value, beginning of period   $   1.28    $   1.25   $  3.31   $ 3.17   $  1.37   $  1.30
                                  ========    ========   =======   ======   =======   =======
Unit value, end of period .....   $   1.28    $   1.28   $  3.49   $ 3.31   $  1.42   $  1.37
                                  ========    ========   =======   ======   =======   =======
Unit outstanding, end of period    253,938     199,856    11,184    9,131     3,249     2,979
                                  ========    ========   =======   ======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                Investment Company
                                    ---------------------------------------------------------------------
                                          Mid-Term                                      Aggressive
                                            Bond                 Composite                Equity
                                            Fund                   Fund                    Fund
                                    -------------------     -------------------     ---------------------
                                      2001       2000        2001         2000        2001         2000
                                    -------     -------     -------     -------     --------     --------
Unit value, beginning of period     $  1.38     $  1.34     $  5.52     $  5.80     $   2.79     $   3.20
                                    =======     =======     =======     =======     ========     ========
Unit value, end of period .....     $  1.45     $  1.38     $  5.27     $  5.52     $   2.60     $   2.79
                                    =======     =======     =======     =======     ========     ========
Unit outstanding, end of period       5,155       3,205      33,288      32,563      192,814      173,281
                                    =======     =======     =======     =======     ========     ========

                                                                      Scudder
                                     ----------------------------------------------------------------------
                                                                    Capital
                                            Bond                    Growth                International
                                            Fund                     Fund                      Fund
                                     ------------------      --------------------      --------------------
                                      2001        2000        2001         2000         2001         2000
                                     ------      ------      -------      -------      -------      -------
Unit value, beginning of period      $13.94      $12.97      $ 42.97      $ 49.54      $ 20.02      $ 25.18
                                     ======      ======      =======      =======      =======      =======
Unit value, end of period .....      $14.22      $13.94      $ 37.43      $ 42.97      $ 16.23      $ 20.02
                                     ======      ======      =======      =======      =======      =======
Unit outstanding, end of period         761         529       23,615       21,974       12,163       11,288
                                     ======      ======      =======      =======      =======      =======

                                    American Century            Calvert
                                  ------------------      --------------------
                                      VP Capital                 Social
                                     Appreciation               Balanced
                                         Fund                     Fund
                                  ------------------      --------------------
                                   2001        2000        2001         2000
                                  ------      ------      -------      -------
Unit value, beginning of period   $18.82      $20.62      $  3.23      $  3.46
                                  ======      ======      =======      =======
Unit value, end of period .....   $16.08      $18.82      $  3.12      $  3.23
                                  ======      ======      =======      =======
Unit outstanding, end of period    9,348       8,928       20,954       17,452
                                  ======      ======      =======      =======

                                                      Fidelity
                                  ------------------------------------------------
                                       VIP             VIP II           VIP II
                                  Equity-Income        Contra        Asset Manager
                                      Fund              Fund             Fund
                                  --------------  ----------------  --------------
                                   2001    2000     2001     2000    2001    2000
                                  ------  ------  -------  -------  ------  ------
Unit value, beginning of period   $34.61  $31.31  $ 29.73  $ 33.78  $25.14  $26.89
                                  ======  ======  =======  =======  ======  ======
Unit value, end of period .....   $34.16  $34.61  $ 26.67  $ 29.73  $24.14  $25.14
                                  ======  ======  =======  =======  ======  ======
Unit outstanding, end of period    7,132   6,455   21,913   19,053   6,984   3,029
                                  ======  ======  =======  =======  ======  ======

                                                         MUTUAL OF AMERICA
                                                         LIFE INSURANCE COMPANY

                                                         320 PARK AVENUE
                                                         NEW YORK, NY 10022-6839
                                                         212-224-1600

                                                         www.mutualofamerica.com